SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1, 2021	3,637,050
Granted	252,233
Exercised	(798,116)
Expired	(25,375)
Forfeited	(915,480)
Outstanding at December 31, 2021	2,150,312	3,637,050
Exercisable at December 31, 2021	651,141
Vested and expected to vest at December 31, 2021	2,022,211
Weighted-average exercise price
Outstanding at January 1, 2021	$ 21.97
Granted	32.18
Exercised	17.50
Expired	17.66
Forfeited	23.63
Outstanding at December 31, 2021	24.17	$ 21.97
Exercisable at December 31, 2021	22.13
Vested and expected to vest at December 31, 2021	$ 24.12
Weighted- average remaining contractual term (in years)
Outstanding	3 years 4 months 20 days	3 years 4 months 28 days
Exercisable at December 31, 2021	2 years 3 months 10 days
Vested and expected to vest at December 31, 2021	3 years 4 months 6 days
Aggregate intrinsic value
Outstanding at December 31, 2021	$ 37,566	$ 21,021
Exercisable at December 31, 2021	12,703
Vested and expected to vest at December 31, 2021	$ 35,420